Description of Plan - Schedule of Matching Contributions Fully Vested (Parenthetical) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vest percentage	100.00%
Years of vesting service	3 years
Employee benefit plan minimum number of work hours in which participant is compensated	1000 hours